Significant Accounting Policies - Stock-Based Compensation (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2018
Minimum
Stock-Based Compensation
Vesting period	1 year
Maximum
Stock-Based Compensation
Vesting period	5 years